Revenue - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Performance Obligations [Line Items]
Extended term of payment agreements for products and services sold	180 days
Deferred contract revenue	$ 5,732	$ 9,494
Deferred contract revenue brought forward	9,500	3,400
Deferred contract revenue recognized	9,500	3,400
Revenue from contracts with customers	65,173	62,371	$ 47,560
Customer One
Disclosure Of Performance Obligations [Line Items]
Revenue from contracts with customers	8,200
Workflow equipment and services
Disclosure Of Performance Obligations [Line Items]
Revenues from payments from leased equipment recognized	0	100	100
Revenue from contracts with customers	$ 1,627	$ 1,467	$ 1,881
Minimum
Disclosure Of Performance Obligations [Line Items]
Term of payment agreements for products and services sold	30 days
Maximum
Disclosure Of Performance Obligations [Line Items]
Term of payment agreements for products and services sold	60 days